Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term borrowings:
Short-term borrowings, machinery and power systems	$ 93	$ 204	$ 433
Short-term borrowings, financial products	3,895	3,852	3,650
Total short-term borrowings	3,988	4,056	4,083
Notes payable to banks
Short-term borrowings:
Short-term borrowings, machinery and power systems	93	204	260
Short-term borrowings, financial products	527	479	793
Weighted-average interest rates on short-term borrowings (as a percent)	7.20%	4.10%	4.60%
Commercial paper
Short-term borrowings:
Short-term borrowings, machinery and power systems			173
Short-term borrowings, financial products	2,818	2,710	2,162
Weighted-average interest rates on short-term borrowings (as a percent)	1.00%	1.50%	1.20%
Demand notes
Short-term borrowings:
Short-term borrowings, financial products	$ 550	$ 663	$ 695
Weighted-average interest rates on short-term borrowings (as a percent)	0.90%	1.10%	2.00%